INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS

5.	INTANGIBLE ASSETS

The table below reconciles the carrying amounts of “Intangible assets” at the beginning and end of the reporting periods:

Cost	Balance at 12/31/2020	Additions	Derecognitions	Balance at 12/31/2021
Service concession arrangement	200	-	-	200
Software	4,392	-	-	4,392
Total Cost	4,592	-	-	4,592
Accumulated amortization (Note 13)

Service concession arrangement	(3)	(100)	-	(103)
Software	(3,461)	(559)	-	(4,020)
Total Amortization	(3,464)	(659)	-	(4,123)
Total Carrying amount	1,128	(659)	-	469

Cost	Balance at 12/31/2019	Additions	Derecognitions	Balance at 12/31/2020
Service concession arrangement	200	-	-	200
Software	4,392	-	-	4,392
Total Cost	4,592	-	-	4,592
Accumulated amortization (Note 13)

Service concession arrangement	-	(3)	-	(3)
Software	(2,581)	(880)	-	(3,461)
Total Amortization	(2,581)	(883)	-	(3,464)
Total Carrying amount	2,011	(883)	-	1,128

The service concession arrangement of the Group comprised a service concession arrangement acquired in Italy which grants it rights to economic benefits for online business. The contract provides that the concession may be renewed at the end of the initial term for up to an additional 2-years. The additional contract costs that would be incurred upon renewal is dependent upon the term and the base price in the tender notice.

The gross cost, accumulated amortization and impairment losses of intangible assets as of December 31, 2021, 2020 and January 1, 2020 are as follows:

Balance as of 12/31/2021	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangement			200	(103)	-	97
Of which:
with definite useful life	2	Straight line	200	(103)	-	97
Software	4	Straight line	4,392	(4,020)	-	372
Total intangible assets			4,592	(4,123)	-	469

Balance as of 12/31/2020	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangement			200	(3)	-	197
Of which:
with definite useful life	10	Straight line	200	(3)	-	197
Software	4	Straight line	4,392	(3,461)	-	931
Total intangible assets			4,592	(3,464)	-	1,128